Note Payable (Details) - Schedule of Maturities of Long-term Debt (USD $)	Dec. 31, 2013
Schedule of Maturities of Long-term Debt [Abstract]
2014	$ 6,504
2015	6,905
2016	2,972
Total minimum note payments	$ 16,381